EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
EARNINGS PER SHARE [Text Block]

14. EARNINGS PER SHARE

The calculation of basic and diluted earnings (loss) per share for the relevant years is based on the following:

	December 31,	December 31,	December 31,
	2019	2018	2017
Net income (loss) for the year	$3,334,043	$194,453	$5,015,911)
Basic weighted average number of common shares outstanding	47,170,086	47,117,369	46,848,053
Effect on dilutive securities:
Options	1,016,436	334,275	-
Diluted weighted average number of common shares outstanding	48,186,522	47,451,644	46,848,053

Basic income (loss) per share	$0.07	$0.00	$(0.11)
Diluted income (loss) per share	$0.07	$0.00	$(0.11)